Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest income:
Loans, including fees	$ 281,546	$ 263,027	$ 268,588
Investment securities:
Taxable	100,095	87,198	94,885
Tax-exempt	11,767	12,877	11,663
Other interest income	191	115	503
Total interest income	393,599	363,217	375,639
Interest expense:
Savings and interest bearing demand deposits	3,597	3,762	5,288
Time deposits	12,033	15,444	23,973
Securities sold under repurchase agreements	24,616	29,171	37,645
Other borrowings	2,033	1,590	998
Junior subordinated deferrable interest debentures	4,264	4,665	6,595
Total interest expense	46,543	54,632	74,499
Net interest income	347,056	308,585	301,140
Provision for probable loan losses	14,423	22,968	27,959
Net interest income after provision for probable loan losses	332,633	285,617	273,181
Non-interest income:
Service charges on deposit accounts	88,586	97,087	93,128
Other service charges, commissions and fees
Banking	44,435	41,075	38,523
Non-banking	7,463	7,116	6,998
Investment securities transactions, net	1,283	9,601	38,446
Other investments, net	22,023	22,383	13,339
Other income	14,558	12,343	10,157
Total non-interest income	178,348	189,605	200,591
Non-interest expense:
Employee compensation and benefits	121,511	119,845	118,041
Occupancy	32,530	31,766	34,608
Depreciation of bank premises and equipment	24,013	26,017	26,756
Professional fees	10,925	13,146	14,369
Deposit insurance assessments	6,082	6,737	7,709
Net expense, other real estate owned	2,358	6,896	8,929
Amortization of identified intangible assets	2,389	4,633	4,651
Advertising	7,742	7,034	7,017
Early termination fee - securities sold under repurchase agreements	11,000	12,303	31,550
Impairment charges (Total other-than-temporary impairment charges, $(366) less loss of $1,183, $(431) less loss of $1,805, and $(916) less gain of $(123), included in other comprehensive loss)	817	1,374	1,039
Other	61,676	62,881	60,703
Total non-interest expense	281,043	292,632	315,372
Income before income taxes	229,938	182,590	158,400
Provision for income taxes	76,787	56,239	50,565
Net income	153,151	126,351	107,835
Preferred stock dividends and discount accretion			14,362
Net income available to common shareholders	$ 153,151	$ 126,351	$ 93,473
Basic earnings per common share:
Weighted average number of shares outstanding: (in shares)	66,872,500	67,195,180	67,236,681
Net income (in dollars per share)	$ 2.29	$ 1.88	$ 1.39
Fully diluted earnings per common share:
Weighted average number of shares outstanding: (in shares)	67,056,456	67,314,859	67,313,963
Net income (in dollars per share)	$ 2.28	$ 1.88	$ 1.39